Tradr 2X Long NEM Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$467,309
TOTAL NET ASSETS — 100.0%	$467,309

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Newmont Corporation	Receive	5.40% (OBFR01* + 175bps)	At Maturity	11/25/2026	$777,121	$-	$175,017
TOTAL EQUITY SWAP CONTRACTS								$175,017

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.